SHAREHOLDERS' EQUITY (Options Issued to Consultants) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	604,710	469,864
Exercise price per share	$ 1.47
Stock-based compensation	$ (2)	$ 33	$ 330
2004 To Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	7,500
Exercise price per share	$ 11.76
Number of options exercisable	7,500
Options exercisable through	2014
Stock-based compensation			$ 2